REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of Calamos ETF Trust

In planning and performing our audits of the financial statements of Calamos ETF Trust (the "Trust"), including the funds listed in the table below, as of July 31, 2025 and for the periods listed in the table below, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Trust's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

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Individual Fund Comprising the Calamos ETF Trust	Audit Periods
Calamos Antetokounmpo Global Sustainable Equities ETF	As of July 31, 2025 and for the year ended July 31, 2025
Calamos Convertible Equity Alternative ETF
Calamos CEF Income & Arbitrage ETF
Calamos Nasdaq Equity & Income ETF (Formerly "Calamos Alternative Nasdaq & Bond ETF" for the period February 13, 2024 through May 1, 2025)
Calamos S&P 500 Structured Alt Protection ETF - May
Calamos Nasdaq-100 Structured Alt Protection ETF - June
Calamos S&P 500 Structured Alt Protection ETF - July
Calamos Russell 2000 Structured Alt Protection ETF - July
Calamos S&P 500 Structured Alt Protection ETF - August	As of July 31, 2025 and for the period from August 1, 2024 (commencement of operations) to July 31, 2025
Calamos S&P 500 Structured Alt Protection ETF - September	As of July 31, 2025 and for the period from September 3, 2024 (commencement of operations) to July 31, 2025
Calamos Nasdaq-100 Structured Alt Protection ETF - September	As of July 31, 2025 and for the period from September 3, 2024 (commencement of operations) to July 31, 2025
Calamos Laddered S&P 500 Structured Alt Protection ETF	As of July 31, 2025 and for the period from September 9, 2024 (commencement of operations) to July 31, 2025
Calamos S&P 500 Structured Alt Protection ETF - October	As of July 31, 2025 and for the period from October 1, 2024 (commencement of operations) to July 31, 2025
Calamos Russell 2000 Structured Alt Protection ETF - October	As of July 31, 2025 and for the period from October 1, 2024 (commencement of operations) to July 31, 2025
Calamos S&P 500 Structured Alt Protection ETF - November	As of July 31, 2025 and for the period from November 1, 2024 (commencement of operations) to July 31, 2025
Calamos Nasdaq-100 Structured Alt Protection ETF - December	As of July 31, 2025 and for the period from December 2, 2024 (commencement of operations) to July 31, 2025
Calamos S&P 500 Structured Alt Protection ETF - December	As of July 31, 2025 and for the period from December 2, 2024 (commencement of operations) to July 31, 2025
Calamos S&P 500 Structured Alt Protection ETF - January	As of July 31, 2025 and for the period from January 2, 2025 (commencement of operations) to July 31, 2025
Calamos Russell 2000 Structured Alt Protection ETF - January	As of July 31, 2025 and for the period from January 2, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin Structured Alt Protection ETF - January	As of July 31, 2025 and for the period from January 22, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF - January	As of July 31, 2025 and for the period from February 4, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 80 Series Structured Alt Protection ETF - January	As of July 31, 2025 and for the period from February 4, 2025 (commencement of operations) to July 31, 2025
Calamos S&P 500 Structured Alt Protection ETF - February	As of July 31, 2025 and for the period from February 3, 2025 (commencement of operations) to July 31, 2025
Calamos S&P 500 Structured Alt Protection ETF - March	As of July 31, 2025 and for the period from March 3, 2025 (commencement of operations) to July 31, 2025
Calamos Nasdaq-100 Structured Alt Protection ETF - March	As of July 31, 2025 and for the period from March 3, 2025 (commencement of operations) to July 31, 2025
Calamos Russell 2000 Structured Alt Protection ETF - April	As of July 31, 2025 and for the period from April 1, 2025 (commencement of operations) to July 31, 2025
Calamos S&P 500 Structured Alt Protection ETF - April	As of July 31, 2025 and for the period from April 1, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin Structured Alt Protection ETF - April	As of July 31, 2025 and for the period from April 7, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF - April	As of July 31, 2025 and for the period from April 7, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 80 Series Structured Alt Protection ETF - April	As of July 31, 2025 and for the period from April 7, 2025 (commencement of operations) to July 31, 2025
Calamos S&P 500 Structured Alt Protection ETF - June	As of July 31, 2025 and for the period from June 2, 2025 (commencement of operations) to July 31, 2025
Calamos Autocallable Income ETF	As of July 31, 2025 and for the period from June 25, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin Structured Alt Protection ETF - July	As of July 31, 2025 and for the period from July 8, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF - July	As of July 31, 2025 and for the period from July 8, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 80 Series Structured Alt Protection ETF - July	As of July 31, 2025 and for the period from July 8, 2025 (commencement of operations) to July 31, 2025

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust's internal control over financial reporting and its operation, including controls for safeguarding securities, that we consider to be a material weakness, as defined above, as of July 31, 2025.

This report is intended solely for the information and use of management and the Board of Trustees of the Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Deloitte & Touche LLP
Chicago, Illinois
September 22, 2025